Financial Instruments - Summary of Financial Liabilities Classified by Type and Category (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Trade and other payables, Current	$ 227,887,342	$ 275,331,618
Derivative instruments, Current	48,225,766	81,195,765
Other financial liabilities, Current	96,335,567	125,350,544
Trade and other payables, Non-current	2	450,421
Derivative instruments, Non-current	17,464,925	2,629,715
Financial liabilities at fair value with changes in results
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments, Current	2,026,476	756,005
Total current	2,026,476	756,005
Derivative instruments, Non-current	124,048	159,630
Total non-current	124,048	159,630
Total	2,150,524	915,635
Financial liabilities measured at amortized cost
Disclosure Of Financial Liabilities [Line Items]
Interest-bearing loans, Current	46,083,325	43,946,822
Trade and other payables, Current	356,829,694	419,006,236
Total current	402,913,019	462,953,058
Interest-bearing loans, Non-current	812,387,948	797,023,880
Trade and other payables, Non-current	2,497,662	450,421
Total non-current	814,885,610	797,474,301
Total	1,217,798,629	1,260,427,359
Financial liabilities at fair value with changes in other comprehensive income
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments, Current	8,924,831	7,161,949
Total current	8,924,831	7,161,949
Total	8,924,831	7,161,949
Financial derivatives designated for hedging
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments, Current	48,225,766	81,195,765
Total current	48,225,766	81,195,765
Derivative instruments, Non-current	17,464,925	2,629,715
Total non-current	17,464,925	2,629,715
Total	$ 65,690,691	$ 83,825,480